Loans and advances to clients (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of classification, of the balances of loans and advances to clients

Thousand of Reais	2024	2023
Classification:
Financial assets measured at fair value through profit or loss	4,911,803	3,040,712
Financial assets measured at amortized cost	561,178,111	514,936,423
Comprising:
Loans and advances to customers at amortized cost	594,776,041	548,495,491
Allowance for loan losses due to impairment	(33,597,930)	(33,559,068)
Loans and advances to customers, net	566,089,914	517,977,135
Loans and advances to customers, gross	599,687,844	551,536,203

Thousand of Reais	2024	2023
Type:
Loan operations (1)	573,391,121	514,325,061
Leasing operations	3,343,208	3,154,887
Other receivables (2)	22,953,515	34,056,255
Total	599,687,844	551,536,203
(1)	Includes loans, financings, and other forms of credit with credit characteristics.
(2)	These operations primarily relate to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.

Schedule of gross of reduction losses to recoverable value

Thousand of Reais	2024	2023
Loan borrower sector:
Commercial, and industrial	241,177,143	233,946,173
Real Estate Credit - Construction	64,820,223	61,747,721
Loans to Individuals	290,347,270	252,687,422
Leasing	3,343,208	3,154,887
Total	599,687,844	551,536,203

Schedule of interest rate formula

Thousand of Reais	2024	2023
Interest Rate Formula:
Fixed interest rate	427,753,814	371,917,215
Floating interest rate	171,934,030	179,618,988
Total	599,687,844	551,536,203

Schedule of debt sector by maturity

								2024
Borrower Segment by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and Industrial	161,568,313	50.37%	75,022,533	37.55%	4,586,297	5.79%	241,177,143	40.22%
Real Estate Credit	5,426,403	1.69%	12,241,469	6.13%	47,152,351	59.58%	64,820,223	10.81%
Loans to Individuals	152,201,789	47.45%	110,761,071	55.44%	27,384,410	34.60%	290,347,270	48.42%
Leasing	1,577,662	0.49%	1,743,417	0.87%	22,129	0.03%	3,343,208	0.56%
Loans and advances to customers, gross	320,774,167	100.00%	199,768,490	100.00%	79,145,187	100.00%	599,687,844	100.00%

								2023
Borrower Segment by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and Industrial	158,059,250	55.00%	70,766,467	38.07%	5,120,456	6.54%	233,946,173	42.42%
Real Estate Credit	4,994,192	1.74%	11,620,801	6.25%	45,132,728	57.68%	61,747,721	11.19%
Loans to Individuals	122,734,480	42.71%	101,955,558	54.84%	27,997,383	35.77%	252,687,422	45.82%
Leasing	1,578,949	0.55%	1,564,656	0.84%	11,283	0.01%	3,154,887	0.57%
Loans and advances to customers, gross	287,366,871	100.00%	185,907,482	100.00%	78,261,850	100.00%	551,536,203	100.00%

Schedule of maturity

Thousand of Reais	2024	2023

By Maturity
Under 1 year	320,774,167	287,366,871
From 1 and 5 years	199,768,489	185,907,482
Over 5 years	79,145,188	78,261,850
Loans and advances to customers, gross	599,687,844	551,536,203

By Internal risk classification
Low	454,224,878	408,973,258
Medium-low	95,687,016	87,232,484
Medium	15,804,991	16,643,774
Medium - high	12,180,529	13,238,069
High	21,790,430	25,448,618
Loans and advances to customers, gross	599,687,844	551,536,203

Schedule of provisions for impairment losses

Thousand of Reais				2024
	Stage 1	Stage 2	Stage 3
	Expected loan losses in 12 months	Expected loan losses over the useful life not subject to impairment	Expected loan losses over the useful life subject to impairment	Total

Balance at the beginning of the fiscal year	3,551,060	5,809,160	25,791,851	35,152,071
Impairment losses recognized in profit or loss	3,596,815	4,407,546	17,969,153	25,973,514
Transfers between stages	(1,090,735)	2,055,390	17,064,748	18,029,403
Changes during the period	4,687,550	2,352,156	904,405	7,944,111
Comprising:
Commercial and Industrial	325,319	810,188	4,894,190	6,029,697
Real Estate Credit - Construction	(153,110)	135,523	265,825	248,238
Loans to Individuals	3,423,858	3,460,624	12,796,319	19,680,801
Leasing	747	1,210	12,821	14,778
Changes by Stage	(2,941,647)	(4,780,338)	7,721,985	-
Write-off of impaired balances recognized in loss provisions	-	-	(25,401,779)	(25,401,779)
Comprising:
Commercial and Industrial	-	-	(7,447,925)	(7,447,925)
Real Estate Credit - Construction	-	-	(76,697)	(76,697)
Loans to Individuals	-	-	(17,875,232)	(17,875,232)
Leasing	-	-	(1,925)	(1,925)
Foreign Exchange Fluctuation	(22,575)	(12,176)	(20,148)	(54,899)
Balance at the end of the fiscal year	4,183,653	5,424,192	26,061,062	35,668,907
Comprising:
Loans and advances to Customers	4,047,725	5,369,369	24,180,836	33,597,930
Loans and other receivables from credit institutions (Note 5)	1,421	-	-	1,421
Provision for debt instruments (Note 6)	134,507	54,823	1,880,226	2,069,556
Recoveries of previously written-off loans	-	-	993,906	993,906
Comprising:
Commercial and Industrial	-	-	49,838	49,838
Real Estate Credit - Construction	-	-	396,276	396,276
Loans to Individuals	-	-	542,986	542,986
Leasing	-	-	4,806	4,806
Discount Granted	-	-	(3,504,422)	(3,504,422)

Thousand of Reais				2023
	Stage 1	Stage 2	Stage 3
	Expected loan losses in 12 months	Expected loan losses over the useful life not subject to impairment	Expected loan losses over the useful life subject to impairment	Total
Balance at the beginning of the fiscal year	2,885,197	6,861,458	25,464,248	35,211,623
Impairment losses recognized in profit or loss	2,957,616	5,934,927	17,651,545	26,544,088
Transfers between stages	(825,063)	2,168,360	14,224,243	15,567,540
Changes during the period	3,782,679	3,766,567	3,427,302	10,976,548
Comprising:
Commercial and Industrial	923,079	962,933	4,922,975	6,808,987
Real Estate Credit - Construction	(43,573)	(190,714)	577,993	343,706
Loans to Individuals	2,072,745	5,165,671	12,150,872	19,389,288
Leasing	5,365	(2,962)	(296)	2,107
Changes by Stage	2,298,090	6,988,340	9,286,430	-
Write-off of impaired balances recognized in loss provisions	-	-	(26,626,574)	(26,626,574)
Comprising:
Commercial and Industrial	-	-	(7,137,059)	(7,137,059)
Real Estate Credit - Construction	-	-	(209,309)	(209,309)
Loans to Individuals	-	-	(19,276,369)	(19,276,369)
Leasing	-	-	(3,837)	(3,837)
Foreign Exchange Fluctuation	5,618	1,116	17,129	23,863
Balance at the end of the fiscal year	3,551,059	5,809,160	25,792,779	35,152,998
Comprising:
Loans and advances to Customers	3,462,526	5,766,166	24,330,376	33,559,068
Loans and other receivables from credit institutions (Note 5)	7,764	-	-	7,764
Provision for debt instruments (Note 6)	80,769	42,994	1,462,403	1,586,166
Recoveries of previously written-off loans	-	-	1,381,879	1,381,879
Comprising:
Commercial and Industrial	-	-	946,029	946,029
Real Estate Credit - Construction	-	-	95,692	95,692
Loans to Individuals	-	-	337,722	337,722
Leasing	-	-	2,435	2,435
Discount Granted	-	-	(2,845,876)	(2,845,876)

Thousand of Reais	2024	2023
Balance at the beginning of the fiscal year	35,152,071	35,211,623
Impairment losses recognized in profit or loss	25,973,514	26,544,088
Comprising:
Commercial and Industrial	6,029,697	6,808,987
Real Estate Credit - Construction	248,238	343,706
Loans to Individuals	19,680,801	19,389,288
Leasing	14,778	2,107
Write-off of impaired balances recognized in loss provisions	(25,401,779)	(26,626,574)
Comprising:
Commercial and Industrial	(7,447,925)	(7,137,059)
Real Estate Credit - Construction	(76,697)	(209,309)
Loans to Individuals	(17,875,232)	(19,276,369)
Leasing	(1,925)	(3,837)
Foreign Exchange Fluctuation	(54,899)	23,863
Balance at the end of the fiscal year	35,668,907	35,152,998
Comprising:
Loans and advances to Customers	33,597,930	33,559,068
Loans and other receivables from credit institutions (Note 5)	1,421	7,764
Provision for debt instruments (Note 6)	2,069,556	1,586,166
Recoveries of previously written-off loans	993,906	1,381,879
Comprising:
Commercial and Industrial	396,276	946,029
Real Estate Credit - Construction	49,838	95,692
Loans to Individuals	542,986	337,722
Leasing	4,806	2,435

Schedule of provision for losses due to non-recovery by debtor sector

Thousand of Reais	2024	2023
Commercial and industrial	10,512,903	11,931,131
Real estate - Construction	589,884	418,342
Installment loans to individuals	24,545,476	22,795,733
Lease financing	20,644	7,792
Total	35,668,907	35,152,998

Schedule of loans and advances to customers

Thousand of Reais	2024	2023	2022
Balance at the start of the period	39,886,905	39,223,835	26,923,312
Net Additions	30,069,416	30,393,982	31,920,565
Written-off Assets	(27,713,967)	(29,730,912)	(19,620,042)
Balance at the end of the fiscal year	42,242,354	39,886,905	39,223,835

Schedule of non-recoverable financial assets

Thousand of Reais	2024	2023
With balances not yet due or maturing within 3 Months	23,183,630	21,703,718
With outstanding balances of:
3 to 6 Months	5,591,700	4,806,604
6 to 12 Months	9,564,597	9,013,258
12 to 18 Months	2,018,442	2,499,491
18 to 24 Months	750,668	1,046,074
More than 24 Months	1,133,317	817,760
Total	42,242,354	39,886,905

Thousand of Reais	2024	2023
By borrower segment:
Commercial and Industrial	13,175,496	16,292,100
Real Estate Credit - Construction	1,736,049	1,351,934
Loans to Individuals	27,283,775	22,239,229
Leasing	47,034	3,642
Total	42,242,354	39,886,905

Schedule of loan past due for less than 90 days but not classified as impaired

Thousand of Reais	2024	% of total loans overdue for less than 90 days	2023	% of total loans overdue for less than 90 days
Commercial, Financial and Industrial	7,439,903	25.97%	5,319,746	21.81%
Real Estate Credit - Construction	6,046,747	21.11%	5,142,110	21.09%
Installment Loans to Individuals	15,123,824	52.79%	13,898,143	56.99%
Financial Leasing	37,325	0.13%	27,284	0.11%
Total (1)	28,647,799	100.00%	24,387,283	100.00%
(1)	Refers exclusively to loans between 1 and 90 days.

Schedule of gross investment in lease transactions

Thousand of Reais	2024	2023
Overdue	8,581	875
Due:
Within 1 year	1,456,825	2,076,223
In 1 to 5 years	2,294,813	1,451,931
In over 5 years	26,684	21,401
Total	3,786,903	3,550,430